Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 16, 2019	May 31, 2016	May 31, 2020	May 31, 2026	May 31, 2017	May 31, 2021	May 31, 2018	May 31, 2022	May 31, 2019	May 31, 2023	May 31, 2020	May 31, 2024	May 31, 2021	May 31, 2025	May 31, 2022	May 31, 2026	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000106437 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class R6/JFHYX)
Accumulated Value		$ 1,000,000			$ 1,130,641.91		$ 1,152,480.066283		$ 1,208,048.759697		$ 1,202,377.200299		$ 1,381,695.816202		$ 1,311,894.312138		$ 1,311,832.430083	$ 1,431,936.684131	$ 1,547,115.370481	$ 1,656,480.739424
C000128461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class NAV)
Accumulated Value		10,000			11,356.3526		11,610.464276		12,136.290128		12,080.732376		13,884.424982		13,183.695548		13,184.140102	14,391.728626	15,550.358485	16,650.941171
C000051988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class I/JYHIX)
Accumulated Value		250,000			283,556.0725		289,589.978425		302,322.786432		300,567.781494		345,035.330018		327,253.075148		326,900.106526	357,611.890991	385,934.266405	412,789.544786
C000001737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class C/JHYCX)
Accumulated Value		10,000			11,226.1828		11,320.643719		11,737.826081		11,519.621303		13,092.813592		12,294.896158		12,158.952844	13,169.397086	14,071.611409	14,901.539149
C000001735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				High Yield Fund (Class A/JHHBX)
Accumulated Value		9,600			10,857.277728		11,030.714597		11,523.031936		11,393.767947		13,046.873445		12,343.998188		12,299.926782	13,422.048979	14,448.907534	15,415.967569
C000001738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class A/TAUSX)
Accumulated Value		9,600			9,814.933056		9,780.406281		10,390.908924		11,191.119886		11,411.01006		10,357.046608		10,104.986854	10,261.308879	10,801.554067	11,367.51197
C000001740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class C/TCUSX)
Accumulated Value		10,000			10,157.2974		10,046.230299		10,584.076938		11,314.44228		11,450.4395		10,314.968804		9,988.579982	10,067.420543	10,518.528067	10,987.184451
C000001741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class I/TIUSX)
Accumulated Value		250,000			256,509.89		256,229.883804		272,587.558589		294,310.407319		301,115.767469		273,736.750066		267,743.519337	272,870.48644	287,958.507985	303,799.609437
C000153916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R2/JIGBX)
Accumulated Value		10,000			10,224.245		10,162.372266		10,780.652722		11,596.805163		11,807.800103		10,701.6853		10,426.682595	10,588.481979	11,131.719388	11,698.749248
C000153917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R4/JIGMX)
Accumulated Value		10,000			10,246.0253		10,222.104315		10,860.120022		11,709.624674		11,963.206784		10,859.670345		10,606.919771	10,795.422767	11,376.062677	11,971.700009
C000153918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investment Grade Bond Fund (Class R6/JIGEX)
Accumulated Value		1,000,000			1,026,198.06		1,026,106.964398		1,093,911.568769		1,181,267.747682		1,209,869.204835		1,101,021.591709		1,078,078.657924	1,099,961.951316	1,162,004.073223	1,227,198.462812
C000213125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class R6/JSNRX)
Accumulated Value	$ 1,000,000		$ 1,018,785.84			$ 1,067,311.302334		$ 1,035,916.842012		$ 1,050,770.397806		$ 1,111,258.510633		$ 1,183,788.986774		$ 1,237,732.91322
C000213124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class NAV)
Accumulated Value	10,000		10,187.5602			10,672.593303		10,359.926128		10,509.682279		11,103.879852		11,829.737924		12,370.206473
C000213128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class I/JSNIX)
Accumulated Value	250,000		254,372.26			266,187.075642		258,105.950126		261,527.59618		275,990.668532		293,693.700818		306,772.368847
C000213127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class C/JSNCX)
Accumulated Value	10,000		10,089.7365			10,454.379577		10,046.053256		10,067.844251		10,529.651233		11,093.480993		11,472.146428
C000213126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Short Duration Bond Fund (Class A/JSNAX)
Accumulated Value	9,775		9,927.706516			10,363.078739		10,022.478746		10,130.685937		10,664.131388		11,319.901992		11,794.383834
Bloomberg U S Aggregate Bond C000051988 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			253,945.98		252,994.627254		269,187.710288		294,533.219128		293,340.768992		269,222.170696		263,453.261869	266,892.725873	281,462.159575	295,910.422837
Bloomberg U S Aggregate Bond C000106437 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,015,783.92		1,011,978.509016		1,076,750.841152		1,178,132.876511		1,173,363.075966		1,076,888.682781		1,053,813.047473	1,067,570.90349	1,125,848.638298	1,183,641.691346
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,834.4624		10,157.8392	10,790.597887	10,119.78509	9,903.390505	10,767.508411	9,691.180059	11,781.328765	9,817.701419	11,733.63076	10,353.640904	10,768.886828	10,885.12311	10,538.130475	10,675.709035	11,258.486383	11,836.416913
Bloomberg U S Aggregate Bond C000213125 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,083,446.24			1,079,059.788718		990,339.050475		969,118.005881		981,770.141874		1,035,364.090326		1,088,512.310931
Bloomberg U S Aggregate Bond C000213128 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		270,861.56			269,764.94718		247,584.762619		242,279.501471		245,442.535469		258,841.022582		272,128.077733
ICE BofA U S High Yield C000051988 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			284,630.7125		291,134.726368		306,760.593831		307,828.175914		354,541.569508		336,816.38783		336,258.774827	373,819.323837	408,494.673479	438,903.168116
ICE BofA U S High Yield C000106437 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,138,522.85		1,164,538.905474		1,227,042.375325		1,231,312.703659		1,418,166.278035		1,347,265.551323		1,345,035.099312	1,495,277.295351	1,633,978.693921	1,755,612.672469
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. High Yield Index
Accumulated Value		$ 10,000			$ 11,385.2285		$ 11,645.389055		$ 12,270.423754		$ 12,313.127037		$ 14,181.662781		$ 13,472.655514		$ 13,450.350994	$ 14,952.772954	$ 16,339.78694	$ 17,556.126726
Bloomberg U S Aggregate 1 3 Year Bond C000213125 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,039,169.66			1,045,941.575357		1,013,997.829324		1,016,312.19825		1,056,138.4142		1,117,983.228828		1,160,616.390096
Bloomberg U S Aggregate 1 3 Year Bond C000213128 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		259,792.415			261,485.393839		253,499.457331		254,078.049562		264,034.603549		279,495.807206		290,154.097523
Bloomberg U S Aggregate 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate 1-3 Year Bond Index
Accumulated Value	$ 10,000		$ 10,391.6966			$ 10,459.415754		$ 10,139.978294		$ 10,163.121983		$ 10,561.384143		$ 11,179.832289		$ 11,606.163902